Other operating income (Tables)	12 Months Ended
Sep. 30, 2022
Other operating income
Summary of other operating income

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2022	2021	2020
	$'000	$'000	$'000
Other operating income	12,843	—	1,964